Schedule of future minimum lease payments under non cancelable operating leases (Details) - USD ($)	Sep. 30, 2024	Dec. 31, 2023
Total lease liabilities	$ 6,098
Seamless Group Inc [Member]
2024		157,991
2025
Lease liabilities (Gross)		157,991
Less: imputed interest		(5,666)
Total lease liabilities		$ 152,325